Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	15. SUBSEQUENT EVENTS The subsequent events were evaluated through April 28, 2023, which is the issuance date of the audited consolidated financial statements.